SHAREHOLDERS’ NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SHAREHOLDERS’ NOTES PAYABLE

NOTE G – SHAREHOLDERS’ NOTES PAYABLE

During 2021, the Company borrowed an aggregate of $74,000 from several stockholders pursuant to note agreements bearing interest at 8% per annum and maturing December 31, 2022. The Company has informally extended the maturity date to December 31, 2023 under the same terms. During the year ended December 31, 2022, one of the noteholders exercised outstanding warrants with an aggregate exercise price of $25,000 through the offset of the note payable due to them from the Company, such that $49,000 remain outstanding at June 30, 2023 and December 31, 2022. Interest expense amounted to $1,920 and $2,920 for the six months ended June 30, 2023 and 2022, respectively. The accrued interest payable at June 30, 2023 and December 31, 2022 was $9,679 and $7,759, respectively.

NOTE G – SHAREHOLDERS’ NOTES PAYABLE

During 2021, the Company borrowed an aggregate of $73,000 from several stockholders pursuant to note agreements bearing interest at 8% per annum and maturing December 31, 2022. The Company has informally extended the maturity date to December 31, 2023 under the same terms. During the year ended December 31, 2022, one of the noteholders exercised outstanding warrants with an aggregate exercise price of $25,000 through the offset of the note payable due to them from the Company, such that $48,000 remain outstanding at December 31, 2022. Interest expense amounted to $5,140 and $2,619 for the years ended December 31, 2022 and 2021, respectively. The accrued interest payable at December 31, 2022 and 2021 was $7,759 and $2,619, respectively.